Note 9 - Long-term Debt (Details)															12 Months Ended
	Nov. 26, 2015 USD ($)	Nov. 12, 2015 USD ($)	Mar. 20, 2015 USD ($)	Jan. 12, 2015 USD ($)	Jun. 25, 2014 USD ($)	Feb. 03, 2014 USD ($)	Apr. 05, 2013 USD ($)	Oct. 29, 2012 USD ($)	Dec. 28, 2010 USD ($)	Nov. 05, 2010 USD ($)	Dec. 15, 2009 USD ($)	Jan. 19, 2009 USD ($)	Jun. 11, 2007 USD ($)	Nov. 15, 2006 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 01, 2013 USD ($)
Note 9 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Long-term Debt															$ 8,400,000	$ 23,300,000
Long-term Debt, Gross															$ 40,521,040	54,257,000
Limited Dividends Percentage Loans to Profits															60.00%
Restricted Cash and Cash Equivalents															$ 10,466,743	7,994,093
Interest Expense															1,352,737	$ 2,015,155	$ 1,699,951
Accumulated Capitalized Interest Costs															$ 697,048
Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount														$ 20,000,000
Debt Instrument Number of Quarterly Payments	8
Debt Instrument, Periodic Payment	$ 75,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	676,039													$ 5,000,000
Extinguishment of Debt, Amount	2,123,961
Debt Instrument Minimum Cash Balance, Cancelled	400,000
Long-term Debt, Gross	$ 1,276,039
Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount													$ 10,000,000
Debt Instrument Number of Quarterly Payments													32
Debt Instrument, Periodic Payment													$ 160,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													4,880,000
Debt Instrument Minimum Cash Balance													$ 300,000
SAF-Concord Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount												$ 10,000,000
Debt Instrument Number of Quarterly Payments												20
Debt Instrument, Periodic Payment												$ 250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												5,000,000
Debt Instrument Minimum Cash Balance												$ 300,000
Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount											$ 13,000,000
Debt Instrument Number of Quarterly Payments											32
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 3,160,000
Debt Instrument Minimum Cash Balance											$ 300,000
Aggeliki Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount										$ 8,500,000
Debt Instrument Number of Quarterly Payments										20
Debt Instrument, Periodic Payment										$ 303,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 2,440,000
Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount									$ 20,000,000
Eirini Shipping Ltd and Eleni Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount					$ 15,300,000
Debt Instrument Number of Quarterly Payments					20
Debt Instrument, Periodic Payment					$ 350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 8,300,000
Cash Pledged as Collateral for Loan Facility		$ 1,250,000
Eirini Shipping Ltd and Eleni Shipping Ltd [Member] | M/V Eirini and M/V Eleni [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Property, Plant, and Equipment Value to Outstanding Facility Amount		130.00%
Euroseas Ltd (Member)
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount						$ 8,000,000
Debt Instrument Number of Quarterly Payments						12
Debt Instrument, Periodic Payment						$ 375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 3,500,000
London Interbank Offered Rate (LIBOR) [Member] | Xingang Shipping Ltd [Member] | Joanna Maritime Ltd as Guarantor [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate														0.935%
London Interbank Offered Rate (LIBOR) [Member] | Xingang Shipping Ltd [Member] | Alcinoe Shipping Ltd as Guarantor [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate														0.90%
London Interbank Offered Rate (LIBOR) [Member] | SAF-Concord Shipping Ltd. [Member] | First Five Year Installments [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate												2.50%
London Interbank Offered Rate (LIBOR) [Member] | Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate											2.70%
London Interbank Offered Rate (LIBOR) [Member] | Aggeliki Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.85%
London Interbank Offered Rate (LIBOR) [Member] | Eirini Shipping Ltd and Eleni Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.75%
London Interbank Offered Rate (LIBOR) [Member] | Euroseas Ltd (Member)
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						6.00%
Minimum [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Property, Plant, and Equipment Fair Falue, to Oustanding Loan Net, Ratio															125.00%
Minimum [Member] | Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Percentage To Fair Market Value													55.00%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate													0.80%
Maximum [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Property, Plant, and Equipment Fair Falue, to Oustanding Loan Net, Ratio															130.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Manolis Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate													0.90%
First Set of Payments [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments														8
Debt Instrument, Periodic Payment														$ 1,000,000
Second Set of Payments [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments														4
Debt Instrument, Periodic Payment														$ 750,000
Third Set of Payments [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments														16
Debt Instrument, Periodic Payment														$ 250,000
Addendum [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments							8
Debt Instrument, Periodic Payment							$ 200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 3,400,000
Debt Instrument Minimum Cash Balance																		$ 400,000
Addendum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate							5.30%
Refinancing [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments		8
Debt Instrument, Periodic Payment		$ 200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		1,800,000
Debt Instrument Minimum Cash Balance		400,000
Proceeds from Issuance of Long-term Debt		$ 3,400,000
Refinancing [Member] | London Interbank Offered Rate (LIBOR) [Member] | Xingang Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		5.30%
Supplemental Agreement [Member] | SAF-Concord Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments								8
Debt Instrument, Periodic Payment								$ 250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 3,000,000
Supplemental Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | SAF-Concord Shipping Ltd. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate								5.00%
Four Installments [Member] | Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments											4
Debt Instrument, Periodic Payment											$ 500,000
Twenty-Eight Installments [Member] | Pantelis Shipping Corp. [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument Number of Quarterly Payments											28
Debt Instrument, Periodic Payment											$ 280,000
Tranche A [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount									15,000,000
Debt Instrument, Periodic Payment									720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 6,360,000
Debt Instrument, Number of Tranches									2
Debt Instrument Number Of Semi-Annual Payments									12
Tranche A [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.65%
Tranche B [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Face Amount									$ 5,000,000
Debt Instrument, Periodic Payment									$ 625,000
Debt Instrument Number Of Semi-Annual Payments									8
Tranche B [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.65%
Tranche B [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Noumea Shipping Ltd [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate									4.00%
Finance Construction of Hull No DY 160 [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Term Loan Facility, Maximum Borrowing Capacity				$ 19,950,000
Term Loan Facility, Maximum Borrowing Capacity, As a Percentage of Vessel Market Value Upon Delivery, Approved Charter				70.00%
Term Loan Facility, Maximum Borrowing Capacity, As a Percentage of Vessel Market Value Upon Delivery, Charter Free				65.00%
Debt Instrument, Term				5 years
Line of Credit Facility, Commitment Fee Percentage				1.00%
Finance Construction of Hull No DY 160 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.80%
Finance Construction of Hull No DY 161 [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Term Loan Facility, Maximum Borrowing Capacity			$ 19,000,000
Debt Instrument, Term			4 years
Line of Credit Facility, Commitment Fee Percentage			0.90%
Term Loan Facility, Maximum Borrowing Capacity, As a Percentage of Vessel Market Value Upon Delivery			62.50%
Finance Construction of Hull No DY 161 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.00%